Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2021	Dec 31 2020
Liquidity:
Cash and cash equivalents	$932,069	$833,841
Undrawn credit facility	300,000	300,000
Undrawn G3 construction facility	600,000	627,000
Total liquidity	$1,832,069	$1,760,841
Capitalization:
G3 construction facility	$—	$176,335
Unsecured notes, including current portion	1,981,199	1,979,125
Egypt limited recourse debt facilities, including current portion	—	46,948
Other limited recourse debt facilities, including current portion	176,993	160,964
Total debt	2,158,192	2,363,372
Non-controlling interests	271,155	292,357
Shareholders’ equity	1,683,576	1,149,100
Total capitalization	$4,112,923	$3,804,829
Total debt to capitalization [2]	52%	62%
Net debt to capitalization [3]	39%	51%
[1]     Total debt (including 100% of Egypt and Other limited recourse debt facilities) divided by total capitalization.
2 Total debt (including 100% of Egypt and Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.